Other Assets, Non-Current (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets, Non-Current [Abstract]
Schedule of other assets non-current
	As of December 31,
	2020	2021
	RMB	RMB
Long-term receivable(i)	175,000	175,000
Others	19,444	19,444
Total	194,444	194,444

(i)      Long-term receivable represents the consideration receivable generated from the disposal of buildings to a third- party buyer. The Group filed appeal against the buyer because it did not repay the consideration on time as agreed. The local court has enforced asset preservation with properties value higher than the long-term receivable according to the Group’s appeal.